UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	October 31, 2017

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
10/31/17 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.92% as of the close of the reporting period
MUNICIPAL BONDS AND NOTES (96.6%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (2.5%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7.00%, 2/1/36	Ba1	$2,300,000	$2,391,494

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB-	3,000,000	3,584,670
stepped-coupon zero %, 10/1/46	BBB-	8,800,000	7,297,840

Jefferson, Cnty. Rev. Bonds (Warrants)
5.00%, 9/15/34	AA	3,700,000	4,254,741
5.00%, 9/15/33	AA	475,000	548,720

Lower AL Gas Dist. Rev. Bonds (Gas Project), Ser. A, 5.00%, 9/1/46	A3	1,650,000	2,076,030

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6.25%, 11/1/33	BBB	3,000,000	3,267,540

			23,421,035
Alaska (0.3%)

Northern Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/46	B3	3,500,000	3,355,100

			3,355,100
Arizona (2.6%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.)
Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	5,575,000	16,664
7.25%, 12/1/19 (escrow)(F)	D/P	500,000	1,495

Maricopa Cnty., Indl. Dev. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 4.00%, 1/1/41	AA-	2,500,000	2,595,200

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	2,000,000	2,141,240

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies Project), 6.30%, 7/1/42 (Prerefunded 7/1/21)	BB+/F	430,000	505,659
(Great Hearts Academies), 6.00%, 7/1/32 (Prerefunded 7/1/21)	BB+/F	300,000	349,581
(Choice Academies, Inc.), 5.375%, 9/1/32	BB+	2,000,000	2,081,260
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	3,800,000	4,031,572

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	774,525
5.00%, 7/1/35	BB	1,500,000	1,568,850
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,830,325

Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	Baa1	1,525,000	1,893,150
5.00%, 12/1/37	Baa1	1,430,000	1,749,162
5.00%, 12/1/32	Baa1	1,500,000	1,818,960

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med.), 5.00%, 8/1/36	Baa1	800,000	881,472

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,600,000	1,635,680

Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	511,045

			24,385,840
California (10.7%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), 6.00%, 7/1/31	BBB+/F	1,295,000	1,453,171

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area Sub. Toll Bridge), Ser. S-7
4.00%, 4/1/33	AA-	1,255,000	1,373,409
4.00%, 4/1/32	AA-	1,800,000	1,985,472

CA Pub. Fin. Auth. Rev. Bonds (Henry Mayo Newhall Memorial Hosp.), 5.00%, 10/15/47	BBB-	2,000,000	2,199,780

CA School Fin. Auth. Rev. Bonds
(2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	1,000,000	1,137,820
(Klare Holdings), Ser. A, 5.00%, 7/1/34	BBB	2,075,000	2,354,731

CA State Muni Fin. Auth. Solid Waste Mandatory Put Bonds (1/2/18) (Republic Svcs., Inc.), 1.10%, 9/1/21	A-2	2,800,000	2,799,720

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB+	800,000	883,256

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A
5.25%, 8/1/42	BB	850,000	876,920
5.00%, 8/1/32	BB	665,000	684,465

CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	2,500,000	2,696,775
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,876,613

CA State Pub. Wks. Board Rev. Bonds
(States Prisons - LA), Ser. C, 5.75%, 10/1/31	A1	1,000,000	1,156,410
(Capital Projects), Ser. A, 5.00%, 4/1/30	A1	5,000,000	5,680,450

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	BB/P	500,000	546,290
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/42	BB/P	1,750,000	1,916,915
(Terraces at San Joaquin Gardens), Ser. A, 5.625%, 10/1/32	BB/P	1,105,000	1,200,251
(U. CA Irvine E. Campus Apts. Phase 1), 5.375%, 5/15/38	Baa1	1,500,000	1,634,445
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	850,000	906,279
(American Baptist Homes of the West), 5.00%, 10/1/43	BBB+/F	1,000,000	1,073,690

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (American Baptist Homes West), 6.25%, 10/1/39	BBB+/F	2,500,000	2,675,050

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53	Baa3	5,145,000	6,066,624

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5.75%, 6/1/47	B3	3,860,000	3,859,923
Ser. A-2, 5.30%, 6/1/37	B	8,000,000	8,075,840
Ser. A-1, 5.125%, 6/1/47	B3	7,390,000	7,301,172
Ser. A-1, 5.00%, 6/1/26	BBB+	1,400,000	1,650,992

La Verne, COP (Brethren Hillcrest Homes), 5.00%, 5/15/36	BBB-/F	775,000	819,276

Long Beach, Bond Fin. Auth. Rev. Bonds (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	Baa1	2,000,000	2,552,420

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	3,250,000	4,617,633
Ser. B, 6.50%, 11/1/39	BBB+	2,000,000	2,841,620

Oakley, Pub. Fin. Auth. Special Assmt. Bonds, 5.00%, 9/2/31	BBB	1,645,000	1,779,610

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	1,000,000	1,089,740

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	BBB-	750,000	842,528

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	15,000,000	5,317,950

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 7/1/40	Aa2	5,000,000	2,237,250

San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds (No. 6 Mission Bay South), Ser. A, 5.15%, 8/1/35	BBB/P	1,000,000	1,000,910

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	8,000,000	1,974,000

San Mateo, Union High School Dist. G.O. Bonds (Election 2010), stepped-coupon zero % (6.700%, 9/1/28), 9/1/41(STP)	Aaa	2,750,000	2,387,110

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5.00%, 9/1/29 (Prerefunded 9/1/21)	A-	980,000	1,063,329
5.00%, 9/1/28 (Prerefunded 9/1/21)	A-	985,000	1,071,375

Selma, Unified School Dist. G.O. Bonds (Election of 2006), Ser. C, AGC, zero %, 8/1/37	AA	2,400,000	1,172,640

Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas), Ser. A, 5.25%, 11/1/21	A3	1,500,000	1,693,155

Sunnyvale, Special Tax Bonds (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,780,000	3,791,264

			100,318,273
Colorado (3.9%)

Central Platte Valley, Metro. Dist. G.O. Bonds, 5.00%, 12/1/43	BB+	850,000	904,885

CO Pub. Hwy. Auth. Rev. Bonds
(E-470), zero %, 9/1/41	A3	1,000,000	371,380
Ser. A, NATL, zero %, 9/1/28	A	5,000,000	3,560,400

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	883,710
(Total Longterm Care National), Ser. A, 6.25%, 11/15/40 (Prerefunded 11/15/20)	AAA/P	800,000	916,736
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43	Baa2	650,000	738,127
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.50%, 6/1/33	Baa2	200,000	229,048
(Christian Living Cmntys.), 5.25%, 1/1/37	BB/P	750,000	780,338
(Christian Living Cmntys.), 5.125%, 1/1/30	BB/P	1,415,000	1,480,953
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/40	Baa1	1,250,000	1,366,900
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	Baa2	5,250,000	5,703,180

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BB+/F	250,000	268,010
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BB+/F	1,500,000	1,628,835
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	2,142,340

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A	12,000,000	6,528,240

Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	330,000	350,341

High Plains Co. Metro. Dist. G.O. Bonds, NATL, 4.00%, 12/1/47	A	2,500,000	2,577,450

Park Creek, Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	BBB/F	350,000	376,705

Plaza, Tax Alloc. Bonds (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	3,000,000	3,114,240

Pub. Auth. for CO Energy Rev. Bonds (Natural Gas Purchase), 6.50%, 11/15/38	Baa1	2,000,000	2,817,220

			36,739,038
Connecticut (0.3%)

CT State Hlth. & Edl. Fac. Auth. Rev. Bonds (Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	1,500,000	1,624,830

CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	1,027,970

			2,652,800
Delaware (1.1%)

DE State Econ. Dev. Auth. Rev. Bonds
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	3,000,000	3,101,430
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/46	BB+	1,000,000	1,008,990

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.92%, 10/1/38	VMIG1	6,530,000	6,530,000

			10,640,420
District of Columbia (1.4%)

DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB	3,945,000	4,250,146
(Howard U.), Ser. A, U.S. Govt. Coll., 6.50%, 10/1/41 (Prerefunded 4/1/21)	AAA/P	55,000	64,560
(Kipp Charter School), 6.00%, 7/1/33	BBB+	1,000,000	1,159,100
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	2,195,000	2,292,370

DC, Rev. Bonds (Methodist Home of The DC (The)), Ser. A, 5.25%, 1/1/39	BB-/P	765,000	754,466

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Ser. B
zero %, 10/1/40	Baa1	995,000	401,512
zero %, 10/1/38	Baa1	10,000,000	4,412,900

			13,335,054
Florida (5.1%)

Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds (Alachua Cnty.), 5.00%, 5/1/48	B/P	500,000	502,630

Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	600,000	636,480

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5.00%, 11/15/36	B/P	1,000,000	1,036,140

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	3,850,000	4,286,821

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.30%, 5/1/37	BBB-	2,350,000	2,350,024

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.)
5.00%, 11/15/45	A2	4,500,000	4,989,510
5.00%, 11/15/40	A2	1,075,000	1,198,389

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	1,820,000	1,873,162

Lakewood Ranch, Stewardship Dist. Special Assessment Bonds (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	960,000	1,003,930

Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	985,000	1,007,025

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	3,000,000	3,076,230

Miami-Dade Cnty., Aviation Rev. Bonds, Ser. B, 5.00%, 10/1/41	A2	4,500,000	4,901,580

Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB-	1,845,000	1,995,441

Middle Village Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A, 6.00%, 5/1/35	CCC/P	1,795,000	1,559,891

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	750,000	797,333

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5.00%, 4/1/24	A-/F	2,000,000	2,206,800

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	4,000,000	4,584,720

Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds (Village of Isle)
5.00%, 1/1/31	BBB+/F	935,000	1,035,213
5.00%, 1/1/30	BBB+/F	750,000	834,938

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	1,440,000	1,601,899

Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt. Bonds, 6.00%, 5/1/36	B-/P	1,545,000	1,547,163

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5.00%, 5/1/33	B+/P	945,000	960,422

Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	1,125,000	1,300,804

Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4.50%, 5/1/45	BB-/P	1,450,000	1,479,711

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6.125%, 5/1/39	BBB-/P	770,000	841,079

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	405,000	423,436

			48,030,771
Georgia (2.7%)

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	2,000,000	2,305,000

Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	1,250,000	1,342,375

GA State Private College & U. Auth. Rev. Bonds (Mercer U.), Ser. A, 5.00%, 10/1/32	Baa2	1,100,000	1,169,762

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,365,000	1,440,621
5.00%, 3/1/37	BBB-/F	2,385,000	2,568,383

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/42	A	2,000,000	2,251,540

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5.50%, 9/15/21	BBB+	1,255,000	1,421,752

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), 7.00%, 6/15/39 (Prerefunded 6/15/18)	AAA/P	3,150,000	3,264,755

Marietta, Dev. Auth. 144A Rev. Bonds (Life U. Fac. ), Ser. A, 5.00%, 11/1/37	Ba3	2,000,000	2,138,440

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5.25%, 7/1/27	BB+/P	2,375,000	2,379,085

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	3,500,000	3,976,875

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6.125%, 1/1/34	BB/P	1,400,000	1,402,730

			25,661,318
Guam (0.1%)

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	500,000	526,240

			526,240
Hawaii (0.9%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9.00%, 11/15/44 (Prerefunded 11/15/19)	B/P	1,350,000	1,558,197
(Hawaiian Elec. Co. - Subsidiary), 6.50%, 7/1/39	Baa2	5,000,000	5,408,250
(Kahala Nui), 5.125%, 11/15/32	A-/F	1,050,000	1,162,875

			8,129,322
Illinois (10.5%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	7,040,000	8,075,988
Ser. D-05, 5.50%, 1/1/37	BBB+	3,250,000	3,529,793
Ser. G-07, 5.50%, 1/1/35	BBB+	1,200,000	1,306,416
Ser. A, 5.25%, 1/1/33	BBB+	3,100,000	3,285,349
Ser. C, 5.00%, 1/1/38	BBB+	2,500,000	2,665,350

Chicago, Special Assmt. Bonds (Lake Shore East), 6.75%, 12/1/32	BB/P	4,959,000	4,986,671

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5.25%, 12/1/39	B	4,000,000	3,948,360

Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	B	1,500,000	1,781,040

Chicago, Motor Fuel Tax Rev. Bonds
AGM, 5.00%, 1/1/30	AA	200,000	219,436
5.00%, 1/1/28	Ba1	1,000,000	1,071,590

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.75%, 1/1/39	A	800,000	900,160
Ser. A, U.S. Govt. Coll., 5.75%, 1/1/39 (Prerefunded 1/1/21)	AAA/P	4,200,000	4,777,416
Ser. C, 5.00%, 1/1/46	A	1,000,000	1,106,290
Ser. D, 5.00%, 1/1/42	A	1,000,000	1,126,710
Ser. G, 5.00%, 1/1/37	A	600,000	683,634

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C
5.00%, 1/1/39	A	2,850,000	3,088,602
5.00%, 1/1/34	A	1,950,000	2,133,827
5.00%, 1/1/33	A	1,000,000	1,098,260

Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	650,000	692,198
5.00%, 11/1/39	A	1,075,000	1,173,610
5.00%, 11/1/30	A	1,400,000	1,608,642
5.00%, 11/1/28	A	1,500,000	1,744,020

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5.625%, 3/1/36	B/P	860,000	861,445

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	5,250,000	5,788,335
(Navistar Intl. Recvy. Zone), 6.50%, 10/15/40	B+	1,155,000	1,249,687
(Roosevelt U.), 6.50%, 4/1/39	Ba1	2,000,000	2,135,740

IL State G.O. Bonds
5.00%, 11/1/41	Baa3	1,900,000	1,982,517
5.00%, 1/1/41	Baa3	1,000,000	1,040,020
5.00%, 2/1/39	Baa3	500,000	520,910
5.00%, 11/1/36	Baa3	7,500,000	7,905,450
5.00%, 11/1/34	Baa3	2,250,000	2,387,183
Ser. C, 5.00%, 11/1/29(FWC)	Baa3	3,000,000	3,275,820
5.00%, 2/1/29	Baa3	2,000,000	2,182,280
Ser. D, 5.00%, 11/1/28	Baa3	2,000,000	2,189,080

IL State Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7.75%, 8/15/34 (Prerefunded 8/15/19)	AAA/P	35,000	39,051
(Provena Hlth.), Ser. A, U.S. Govt. Coll., 7.75%, 8/15/34 (Prerefunded 8/15/19)	BBB-	3,465,000	3,866,074
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	1,000,000	1,057,120
(Plymouth Place), 5.25%, 5/15/45	BB+/F	850,000	895,348
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	500,000	535,225
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/47	BBB+	850,000	931,090
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/42	BBB+	500,000	551,465
(Presence Hlth. Network), Ser. C, 5.00%, 2/15/36	Baa3	925,000	1,027,176
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/34	A+	1,400,000	1,588,790
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A+	200,000	227,832
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/30	A+	400,000	463,764
(Riverside Hlth.Syst.), 4.00%, 11/15/32	A+	600,000	618,384

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	2,000,000	2,336,620

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28	A-	2,150,000	2,425,028

			99,084,796
Indiana (0.5%)

IN State Fin. Auth. VRDN, Ser. A-2, 0.93%, 2/1/37	VMIG1	2,110,000	2,110,000

Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC), 6.75%, 1/1/34	B+/P	1,875,000	2,223,825

			4,333,825
Iowa (1.5%)

IA State Fin. Auth. Midwestern Disaster Rev. Bonds (IA Fertilizer Co., LLC)
5.50%, 12/1/22	B	1,500,000	1,536,480
5.25%, 12/1/25	B	2,250,000	2,401,650

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5.375%, 6/1/38	B+	10,000,000	9,999,300

			13,937,430
Kansas (0.2%)

Lenexa, Hlth. Care Fac. Rev. Bonds
(LakeView Village, Inc.), 7.25%, 5/15/39 (Prerefunded 5/15/19)	BB/P	1,500,000	1,638,675
5.375%, 5/15/27	BB+/F	500,000	500,430

			2,139,105
Kentucky (1.1%)

KY Econ. Dev. Fin. Auth. Rev. Bonds (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	2,125,560

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	2,000,000	2,256,960

KY State Econ. Dev. Fin. Auth. Rev. Bonds (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	375,000	417,671

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	1,400,000	1,471,358

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6.00%, 5/1/38	Baa3	855,000	865,405

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc.), Ser. A
5.00%, 10/1/32	A-	885,000	1,024,972
5.00%, 10/1/30	A-	1,865,000	2,179,476

			10,341,402
Louisiana (0.3%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5.00%, 5/15/47	A3	525,000	585,312

LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	D/P	1,000,000	10,000

Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds (Impala Warehousing, LLC), 6.50%, 7/1/36	B+/P	1,000,000	1,108,420

St. Tammany, Public Trust Fin. Auth. Rev. Bonds (Christwood), 5.25%, 11/15/37	BB/P	765,000	821,189

			2,524,921
Maine (0.5%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba3	3,000,000	3,415,740

ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25) (Casella Waste Syst.), 5.125%, 8/1/35	Caa1	1,000,000	1,024,000

			4,439,740
Maryland (0.8%)

Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.), 5.00%, 1/1/37	A/F	1,585,000	1,804,348

Prince Georges Cnty., Rev. Bonds (Collington Episcopal Life Care Cmnty., Inc.), 5.25%, 4/1/37	BB/P	1,800,000	1,928,286

Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	750,000	801,195
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	3,000,000	3,237,420

			7,771,249
Massachusetts (2.3%)

MA State VRDN (Construction Loan), Ser. A, 0.90%, 3/1/26	VMIG1	2,000,000	2,000,000

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	2,140,000	2,415,996
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/46	B-/P	1,816,363	1,875,413
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/31	B-/P	704,147	726,806
(Suffolk U.), Ser. A, 6.25%, 7/1/30	Baa2	505,000	543,047
(Loomis Cmntys.), Ser. A, 6.00%, 1/1/33	BBB-	500,000	574,335
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	Baa3	1,000,000	1,113,710
(Linden Ponds, Inc.), Ser. A-2 , 5.50%, 11/15/46	B-/P	158,021	158,037
(Suffolk U.), 5.125%, 7/1/40	Baa2	2,000,000	2,158,040
(Caregroup), Ser. I, 5.00%, 7/1/36	A3	765,000	876,705
(Suffolk U.), 5.00%, 7/1/34	Baa2	2,000,000	2,295,340
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	1,186,016	73,580

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65%, 10/15/28	B/P	2,150,000	2,154,171

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Winchester Hosp.), 5.25%, 7/1/38	A-	3,050,000	3,286,406
(Fisher College), Ser. A, 5.125%, 4/1/37	BBB	1,400,000	1,403,108

			21,654,694
Michigan (2.2%)

Flint, Hosp. Bldg. Auth. Rev. Bonds
(Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	700,000	771,519
Ser. A, 5.25%, 7/1/39	Ba1	500,000	517,525

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	1,750,000	1,958,530

MI State Fin. Auth. Rev. Bonds
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	1,750,000	1,952,668
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	Baa1	1,000,000	1,113,530
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	Baa1	4,600,000	5,132,128
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	A3	1,900,000	2,113,351
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	A	650,000	676,215

MI State Fin. Auth. Ltd. Oblig. Rev. Bonds (Lawrence Technological U.)
5.00%, 2/1/47	BB+	3,100,000	3,211,228
5.00%, 2/1/37	BB+	1,080,000	1,137,100

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5.00%, 3/1/33	BBB	1,675,000	1,736,205

			20,319,999
Minnesota (0.6%)

Baytown Twp. Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	372,908

Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	1,000,630
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB	1,500,000	1,544,910

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.90%, 11/15/35	VMIG1	1,000,000	1,000,000

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A
5.00%, 9/1/44	BB+	925,000	943,704
5.00%, 9/1/34	BB+	300,000	309,432

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A, 6.375%, 9/1/31	BBB-	500,000	562,345

			5,733,929
Mississippi (0.4%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.)
Ser. E, 0.94%, 12/1/30	VMIG1	1,550,000	1,550,000
Ser. E, 0.94%, 12/1/30	VMIG1	950,000	950,000
Ser. A, 0.90%, 12/1/30	VMIG1	1,720,000	1,720,000

			4,220,000
Missouri (0.9%)

Cape Girardeau Cnty., Indl. Dev. Auth. Rev. Bonds (SoutheastHEALTH Oblig. Group), Ser. A, 5.00%, 3/1/36	Baa3	3,310,000	3,638,518

Kirkwood, Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Aberdeen Heights), Ser. A, 5.25%, 5/15/37	BB/F	1,000,000	1,057,620

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. D, 0.88%, 9/1/30	VMIG1	1,900,000	1,900,000

Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	1,625,000	1,667,006

			8,263,144
Nebraska (0.6%)

Central Plains, Energy Rev. Bonds (NE Gas No. 3), 5.00%, 9/1/32	A3	3,000,000	3,311,850

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5.625%, 1/1/40	AA/F	1,825,000	1,956,327

			5,268,177
Nevada (0.3%)

Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds (Summerlin Village 16A), 5.00%, 8/1/35	B+/P	700,000	726,341

Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	550,000	571,846
(Dist. No. 607 Local Impt.), 5.00%, 6/1/22	BBB-/P	405,000	437,975

Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds (Summerlin Village 24), 5.00%, 12/1/35	B/P	750,000	769,515

			2,505,677
New Hampshire (0.7%)

NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19) (Casella Waste Syst., Inc.), 4.00%, 4/1/29	Caa1	650,000	649,623

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	672,425
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,000,000	1,118,650
(Elliot Hosp.), 5.00%, 10/1/38	Baa1	500,000	550,950
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,210,000	2,465,852

NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds (Hillside Village), Ser. A
6.25%, 7/1/42	B-/P	250,000	267,563
6.125%, 7/1/37	B-/P	1,000,000	1,069,480

			6,794,543
New Jersey (7.3%)

Atlantic City, G.O. Bonds (Tax Appeal), Ser. B, AGM
5.00%, 3/1/37	AA	500,000	566,045
5.00%, 3/1/32	AA	1,750,000	2,017,540

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5.625%, 1/1/38	BB+/P	1,500,000	1,502,040

NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB-	655,000	625,125
(Cranes Mill), Ser. A, 6.00%, 7/1/38	BBB/F	1,750,000	1,772,943
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB-	300,000	295,947
(MSU Student Hsg.), 5.875%, 6/1/42	Baa3	5,110,000	5,509,040
(Continental Airlines, Inc.), 5.50%, 6/1/33	Ba3	2,000,000	2,234,500
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	2,500,000	2,787,075
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB-	2,250,000	1,998,000
(Continental Airlines, Inc.), 5.25%, 9/15/29	Ba3	4,000,000	4,385,080
Ser. DDD, 5.00%, 6/15/42	Baa1	1,500,000	1,610,055
Ser. AAA, 5.00%, 6/15/36	Baa1	750,000	812,168
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB-	1,000,000	1,112,880
(Biomedical Research), Ser. A, 5.00%, 7/15/29	Baa1	600,000	668,898
Ser. B, 5.00%, 11/1/26	Baa1	6,000,000	6,858,720

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A
5.00%, 6/15/37	Baa3	1,000,000	1,040,900
4.75%, 6/15/32	Baa3	170,000	176,922

NJ State Econ. Dev. Auth. Fac. Rev. Bonds (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,000,000	1,138,290

NJ State Econ. Dev. Auth. Motor Vehicle Surcharge Rev. Bonds, Ser. A, 5.00%, 7/1/33	BBB+	2,455,000	2,693,381

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,500,000	2,727,150
(St. Joseph's Healthcare Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	1,500,000	1,643,340

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Program), Ser. AA, 5.25%, 6/15/32	Baa1	1,000,000	1,112,580
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	3,800,000	4,250,832
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	2,000,000	2,258,000

South Jersey, Port Corp. Rev. Bonds (Marine Term.), Ser. S-1, 5.00%, 1/1/39	Baa1	1,100,000	1,179,871

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A
5.00%, 6/1/41	B	8,335,000	8,022,438
4.75%, 6/1/34	BB-	7,700,000	7,476,007

			68,475,767
New Mexico (0.2%)

Farmington, Poll. Control Rev. Bonds (Public Service Co. of San Juan, NM), Ser. D, 5.90%, 6/1/40	BBB+	2,000,000	2,178,820

			2,178,820
New York (3.6%)

Glen Cove, Local Econ. Assistance Corp. Rev. Bonds (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero % (5.625%, 1/1/24)), 1/1/55(STP)	B/P	600,000	464,730

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 9/1/44	A3	5,000,000	5,656,150

NY City, Indl. Dev. Agcy. Rev. Bonds (Yankee Stadium - Pilot), AGC, 7.00%, 3/1/49	AA	1,000,000	1,074,650

NY Cnty., Tobacco Trust VI Rev. Bonds (Tobacco Settlement Pass-Through), 5.00%, 6/1/51	BBB	2,500,000	2,584,475

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), FHL Banks Coll., U.S. Govt. Coll., 6.25%, 12/1/37 (Prerefunded 12/1/18)	Baa3	3,000,000	3,166,140

NY State Dorm. Auth. Non-Supported Debt 144A Rev. Bonds (Orange Regl. Med. Ctr.)
5.00%, 12/1/36	Baa3	1,100,000	1,198,681
5.00%, 12/1/35	Baa3	1,300,000	1,419,015

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3.75%, 12/1/44	Caa1	1,500,000	1,499,430

NY State Liberty Dev. Corp. Rev. Bonds (7 World Trade Ctr.), Class 3, 5.00%, 3/15/44	A2	1,000,000	1,082,150

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.)
Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,393,388
Class 1, 5.00%, 11/15/44	BB-/P	4,250,000	4,627,910

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds (Laguardia Arpt. Term. B Redev. Program), Ser. A
5.00%, 7/1/46	Baa3	1,000,000	1,095,270
5.00%, 7/1/41	Baa3	1,000,000	1,102,790

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5.875%, 12/1/29	BB-/P	1,500,000	1,504,365

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6.00%, 12/1/42	Baa1	2,100,000	2,330,076

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	2,750,000	3,099,498

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7.125%, 7/1/31	BB-	480,000	480,307

			33,779,025
North Carolina (1.6%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), Ser. A
6.00%, 6/1/31	BBB+	970,000	995,007
6.00%, 6/1/31 (Prerefunded 6/1/18)	AAA/P	30,000	30,852

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds (Presbyterian Homes), Ser. C, 5.00%, 10/1/31	A-/F	1,000,000	1,130,890

NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6.00%, 4/1/38	BB/P	3,500,000	3,550,295
(Salemtowne), 5.25%, 10/1/37	BB/P	3,000,000	3,176,970
(Aldersgate United Methodist Retirement Cmnty., Inc.), Ser. A, 5.00%, 7/1/47	BB/P	750,000	804,608
(Aldersgate United Methodist Church), 5.00%, 7/1/45	BB/P	1,500,000	1,591,995
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,717,056
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	1,000,000	1,037,400
(United Methodist Retirement Homes), Ser. A, 5.00%, 10/1/35	BBB/F	500,000	557,800

			14,592,873
Ohio (4.6%)

American Muni. Pwr., Inc. Rev. Bonds
(Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	2,075,000	2,352,946
(Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A2	2,000,000	2,260,120
(Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/38	A2	3,055,000	3,473,779

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	10,485,000	10,484,161
Ser. A-3, 6.25%, 6/1/37	B-	3,300,000	3,285,051
Ser. A-2, 6.00%, 6/1/42	B3	4,015,000	3,828,584
Ser. A-2, 5.875%, 6/1/47	B3	1,250,000	1,175,000
Ser. A-2, 5.75%, 6/1/34	B-	3,925,000	3,693,111

Centerville, Hlth. Care Rev. Bonds (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	2,123,000

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6.00%, 7/1/35	BBB-	3,000,000	3,326,790

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	A3	250,000	258,025

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Lutheran Homes), Ser. A, 7.00%, 11/1/45 (Prerefunded 11/1/20)	BB+/P	500,000	581,425

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	900,000	997,668

OH State Hosp. Fac. Rev. Bonds (Cleveland Clinic Hlth. Syst.), Ser. A, 4.00%, 1/1/34	Aa2	1,430,000	1,540,224

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.), 5.00%, 2/15/34	A2	800,000	909,208

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB/F	2,225,000	2,446,321
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB/F	235,000	252,641

			42,988,054
Oklahoma (1.0%)

OK Cnty., Fin. Auth. Rev. Bonds (Epworth Village), Ser. A, 5.00%, 4/1/33	BB-/P	820,000	794,268

OK State Dev. Fin. Auth. Rev. Bonds (Provident OK Ed. Resources, Inc.-Cross Village Student Hsg.), Ser. A, 5.00%, 8/1/47	BBB-	1,000,000	1,092,670

OK State Tpk. Auth. VRDN, Ser. F, 0.90%, 1/1/28	VMIG1	5,555,000	5,555,000

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.), Ser. B, 5.50%, 12/1/35	B+/P	2,000,000	2,171,560

			9,613,498
Oregon (0.4%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Mirabella at South Waterfront), Ser. A, 5.40%, 10/1/44	BB-/P	1,000,000	1,074,430

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6.375%, 11/1/33	A3	1,800,000	1,911,510

Yamhill Cnty., Hosp. Auth. Rev. Bonds (Friendsview Retirement Cmnty.), Ser. A, 5.00%, 11/15/46	BB/P	750,000	792,983

			3,778,923
Pennsylvania (2.5%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.75%, 10/15/40	Baa3	765,000	826,261
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/47	Baa3	1,000,000	1,109,160
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/37	Baa3	1,000,000	1,125,130
(Chatham U.), Ser. A, 5.00%, 9/1/35	BBB	1,000,000	1,063,860
(Chatham U.), Ser. A, 5.00%, 9/1/30	BBB	1,500,000	1,639,275

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (U.S. Steel Corp.), 5.75%, 8/1/42	B	1,000,000	989,480

Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Immaculata U.), 5.00%, 11/1/41	BB/F	2,500,000	2,521,550

Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB+	1,200,000	1,248,936
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	625,000	673,750

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/34	Baa3	800,000	865,792

Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds (Scranton U.), 4.00%, 11/1/40(FWC)	A-	1,230,000	1,245,191

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), 5.125%, 7/1/37	BB+/F	700,000	767,865

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.), 5.25%, 4/1/30	BBB	1,530,000	1,613,201

Moon, Indl. Dev. Auth. Rev. Bonds (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	2,000,000	2,163,100

Northeastern PA Hosp. & Ed. Auth. Rev. Bonds (Wilkes U.), Ser. A, 5.25%, 3/1/42	BBB	1,000,000	1,075,530

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6.25%, 10/1/43	Baa3	1,000,000	1,113,820
(Indiana U.), Ser. A, 5.00%, 7/1/32 (Prerefunded 7/1/22)	AAA/P	500,000	578,780

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6.00%, 8/1/35 (Prerefunded 8/1/20)	BBB	2,175,000	2,452,465

			23,073,146
Puerto Rico (0.4%)

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6.75%, 7/1/36 (In default)(NON)	D/P	2,500,000	743,750

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
5.375%, 8/1/39 (In default)(NON)	D/P	1,370,000	210,638
NATL, zero %, 8/1/43	A	15,000,000	3,092,850

			4,047,238
Rhode Island (0.3%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	3,101,160

			3,101,160
South Carolina (2.0%)

SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A1	6,000,000	6,778,680
Ser. E, 5.25%, 12/1/55	A1	2,500,000	2,826,200
Ser. A, 5.00%, 12/1/50	A1	2,000,000	2,215,020
Ser. E, 5.00%, 12/1/48	A1	1,000,000	1,093,520
Ser. C, 5.00%, 12/1/46	A1	5,000,000	5,519,400
(Oblig.), Ser. B, 5.00%, 12/1/37	A1	500,000	568,735

			19,001,555
South Dakota (0.1%)

SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sanford Oblig Group), 5.00%, 11/1/35	A1	755,000	864,120

			864,120
Texas (9.6%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Uplift Ed.), Ser. A
5.00%, 12/1/36	BBB-	815,000	901,781
PSFG, 4.00%, 12/1/42	AAA	1,750,000	1,835,208

Austin, Arpt. Syst. Rev. Bonds, Ser. B, 5.00%, 11/15/41	A1	1,895,000	2,146,504

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools)
6.00%, 8/15/33	BBB+	500,000	579,970
5.00%, 8/15/32	BBB+	2,100,000	2,289,777
Ser. B, 5.00%, 8/15/27	BBB+	375,000	436,628

Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 11/1/43	A1	2,000,000	2,161,580

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	2,000,000	2,305,760

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	1,044,020

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN
(The Methodist Hosp.), Ser. C-1, 0.92%, 12/1/24	A-1+	7,000,000	7,000,000
(Texas Med. Ctr.), Ser. B-1, 0.90%, 9/1/31	VMIG1	890,000	890,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc. Term. Project), 6.50%, 7/15/30	Ba3	3,200,000	3,526,976
Ser. B-1, 5.00%, 7/15/35	BB-	200,000	215,748
Ser. B-1, 5.00%, 7/15/30	BB-	2,650,000	2,923,745

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A
5.00%, 2/15/42	BBB	2,250,000	2,377,620
5.00%, 2/15/32	BBB	2,250,000	2,438,100

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6.375%, 8/15/44 (Prerefunded 8/15/19)	BBB	2,450,000	2,669,667
6.25%, 8/15/39 (Prerefunded 8/15/19)	BBB	2,375,000	2,582,718

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5.25%, 11/1/40	A3	4,000,000	4,396,000

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	A-	2,400,000	2,611,080
(Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	3,000,000	3,348,750

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	704,438
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	1,050,000	1,097,922
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	503,365
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39	Baa3	500,000	522,645
(MRC Crestview), 5.00%, 11/15/36	BB+/F	350,000	366,044
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/34	Baa3	750,000	803,078
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5.00%, 4/1/29	Baa3	1,605,000	1,771,888

North TX, Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5.125%, 12/1/42	BBB-	2,500,000	2,661,775

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/37 (Prerefunded 9/1/31)	AA+	3,000,000	1,332,600

North TX, Tollway Auth. Rev. Bonds (1st Tier), Ser. I, 6.50%, 1/1/43	A1	5,300,000	6,670,527

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7.75%, 11/15/44	B-/P	830,000	963,970
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	162,000	227
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	2,766,000	3,872
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	1,833,000	2,566
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	317,000	444
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	4,122,000	5,771

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8.25%, 11/15/44	B+/P	2,050,000	2,182,717
(Buckner Sr. Living Ventana), Ser. A, 6.75%, 11/15/47	B-/P	1,125,000	1,222,155
(Buckner Sr. Living Ventana), Ser. A, 6.625%, 11/15/37	B-/P	1,000,000	1,090,340
(Air Force Village), 6.375%, 11/15/44 (Prerefunded 11/15/19)	AAA/P	4,000,000	4,402,320
(Buckingham Sr. Living Cmnty., Inc.), Ser. A, 5.50%, 11/15/45	BB/F	1,500,000	1,553,115
(Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,620,000	1,844,726

TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7.00%, 6/30/40	Baa3	4,500,000	5,082,615
(NTE Mobility), 6.875%, 12/31/39	Baa2	3,350,000	3,717,428

TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds (Blueridge Trans. Group, LLC (SH 288 Toll Lane))
5.00%, 12/31/55	Baa3	1,500,000	1,638,465
5.00%, 12/31/50	Baa3	250,000	274,000

Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/39	BBB	1,400,000	1,569,568

			90,670,213
Utah (1.0%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.90%, 5/15/36	A-1+	6,160,000	6,160,000

Salt Lake City, Arpt. Rev. Bonds, Ser. A
5.00%, 7/1/42	A+	2,000,000	2,306,120
5.00%, 7/1/37	A+	1,000,000	1,163,930

			9,630,050
Vermont (0.1%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr.), Ser. A, 5.00%, 12/1/35	A3	1,000,000	1,135,710

			1,135,710
Virginia (1.8%)

Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	515,345

Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB/F	350,000	390,471

Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	835,000	855,007

Stafford Cnty., Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Mary Washington Healthcare), 5.00%, 6/15/36	Baa1	1,000,000	1,100,580

Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,628,625

VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB	1,725,000	1,952,597
(95 Express Lanes, LLC), 5.00%, 1/1/40	BBB	4,500,000	4,833,225

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38	Baa1	5,100,000	5,406,204

			16,682,054
Washington (3.0%)

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5.00%, 4/1/30	BBB-	5,700,000	6,286,530

Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds (Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa2	2,000,000	2,136,820

WA State COP, Ser. A
5.00%, 7/1/38	Aa2	3,265,000	3,794,289
5.00%, 7/1/33	Aa2	3,010,000	3,550,415

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	3,000,000	3,281,550
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	1,620,000	1,635,925

WA State Hsg. Fin. Comm. Rev. Bonds (Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	595,821

WA State Hsg. Fin. Comm. 144A Rev. Bonds
(Heron's Key Oblig. Group), Ser. A, 7.00%, 7/1/50	B-/P	1,000,000	1,065,030
(Bayview Manor Homes), Ser. A, 5.00%, 7/1/46	BB+/P	2,025,000	2,072,041
(Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB+/F	4,000,000	4,206,920

			28,625,341
West Virginia (0.3%)

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6.75%, 10/1/43	B+/P	2,330,000	2,373,571

			2,373,571
Wisconsin (1.8%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5.25%, 7/1/28	BBB	800,000	875,216
(Trans. Infrastructure Properties), 5.00%, 7/1/42	BBB	3,500,000	3,739,470

Pub. Fin. Auth. Exempt Fac. Rev. Bonds (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	700,000	719,068

Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds (Gannon U.)
5.00%, 5/1/47	BBB+	850,000	918,009
5.00%, 5/1/42	BBB+	500,000	543,305

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7.625%, 9/15/39 (Prerefunded 9/15/19)	AAA/F	1,550,000	1,733,830
(St. Johns Cmntys. Inc.), Ser. A, 7.25%, 9/15/29 (Prerefunded 9/15/19)	AAA/F	1,000,000	1,111,690
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB+/F	750,000	792,705
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	831,390

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49	BB-/P	1,000,000	1,092,740
5.75%, 11/15/44	BB-/P	500,000	540,455
5.50%, 11/15/34	BB-/P	1,685,000	1,811,914

WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/42	BB/F	750,000	807,675

WI State Pub. Fin. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,546,260

			17,063,727

Total municipal bonds and notes (cost $848,427,256)			$908,202,687

PREFERRED STOCKS (0.8%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, $5.00 cum. pfd.		1,575,000	$1,622,250

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, $5.75 cum. pfd.		6,000,000	6,308,100

Total preferred stocks (cost $7,575,000)			$7,930,350

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A(F)		400	$991,752

Total unitized trust (cost $1,206,477)			$991,752

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		10,751	39,084

Total common stocks (cost $8,077,612)			$39,084

TOTAL INVESTMENTS

Total investments (cost $865,286,345)			$917,163,873

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through October 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $940,147,025.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	24.1%
	Transportation	12.6
	Utilities	10.5
	Education	10.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$39,084	$—	$—
Total common stocks	39,084	—	—
Municipal bonds and notes	—	908,171,648	31,039
Preferred stocks	—	7,930,350	—
Unitized trust	—	—	991,752

Totals by level	$39,084	$916,101,998	$1,022,791

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 28, 2017